Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 4,946	$ 3,819
Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	1,190	1,680
PIPE Common Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	3,456
Private Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	300	330
PIPE Common Warrants And Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total		1,809
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | PIPE Common Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | PIPE Common Warrants And Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | PIPE Common Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | PIPE Common Warrants And Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	4,946	3,819
Fair Value, Inputs, Level 3 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	1,190	1,680
Fair Value, Inputs, Level 3 [Member] | PIPE Common Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	3,456
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 300	330
Fair Value, Inputs, Level 3 [Member] | PIPE Common Warrants And Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total		$ 1,809